Annual Total Returns (Bar Chart) - American International Trust (American International Trust, Series II, American International Trust)	12 Months Ended
May 01, 2011
American International Trust | Series II, American International Trust
Bar Chart Table:
2001	(20.29%)
2002	(15.27%)
2003	34.11%
2004	18.74%
2005	20.87%
2006	18.32%
2007	19.41%
2008	(42.47%)
2009	42.41%
2010	6.68%